Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Number of shares issued (in shares)	58,369,516
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Number of shares authorised (in shares)	150,000,000	150,000,000
Number of shares issued (in shares)	58,369,516	58,093,147
Number of shares outstanding (in shares)	58,369,516	58,093,147